Other Payables and Accruals (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
OTHER PAYABLES AND ACCRUALS [Abstract]
Salary and welfare payable		10,793		22,744
Accrued bonus		128,173		96,188
Unpaid rental for server software		2,450		3,717
Accrued professional service fee		17,767		13,957
Acquisition related obligation		0	[1]	143,374	[1]
Unpaid advertisement and promotion fee		214,505		158,259
Advance from customers		9,149		108,033
Payables to employees relating to exercise of options and vest of Restricted Shares		4,469		3
Interest payable		608		17,255
Derivative liability-foreign currency forward contracts		2,426		9,312
Other payables		53,711		71,650
Total	$ 73,352	444,051		644,492

[1]	On September 1, 2010, the Group acquired all of the equity interests of Eyedentity, one of the leading online game developers in Korea. Pursuant to the acquisition agreement, the total purchase consideration was US$76.5 million (approximately RMB520.8 million) in cash. The non-contingent purchase consideration of RMB9.7 million due on the third anniversary of the acquisition date was included as an acquisition related obligation in other payables and accruals upon the acquisition and was fully paid in 2013. The Group paid US$2.6 million to purchase all outstanding stock options issued by Eyedentity on the acquisition date. The consideration was allocated between pre-combination and post-combination services for US$1.6 million and US$1.0 million, respectively. The pre-combination component was included as purchase consideration in the business combination and the post-combination component is being recognized as share based compensation expense on a straight line basis over the remaining vesting period. In addition, the Group also paid the shareholders US$15.9 million (RMB96.1 million) in 2013 after they had provided service to Eyedentity for the three years after the acquisition. As of December 31, 2012, amounts of RMB77.6 million due under this arrangement were included in "other payables and accruals" on the consolidated balance sheet. For the years ended December 31, 2011, 2012 and 2013, the Group accrued expense under this arrangement in the amounts of RMB29.6 million , RMB33.1 million and RMB18.5 million, respectively. Refer to Note 26 under "other contingencies", for the remaining acquisition related obligation of RMB48.8 million as of December 31, 2012, which related to Chengdu Simo.